Acquisition of Construction Services Businesses - Summary of Preliminary Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Nov. 30, 2017	Nov. 01, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 179,314			$ 139,983
New England Utility Constructors Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 800
Contracts receivable			18,300
Other receivables			5,400
Property, plant and equipment			15,100
Prepaid expenses and deposits			1,700
Intangible assets	$ 44,800		44,800
Goodwill			32,000
Total assets acquired			118,100
Current liabilities			(18,500)
Other long-term liabilities			(300)
Net assets acquired		$ 99,000	$ 99,300